Asset Retirement Obligation	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
Note 11 Asset Retirement Obligations
U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations. Asset retirement obligations generally include obligations to restore leased land, towers, retail store and office premises to their pre-lease conditions. These obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.
In 2019 and 2018, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as Revisions in estimated cash outflows) and other changes in asset retirement obligations during 2019 and 2018, were as follows:

	2019	2018
(Dollars in millions)
Balance at beginning of year	$203	$183
Additional liabilities accrued	2	2
Revisions in estimated cash outflows	2	8
Disposition of assets	(1)	(1)
Accretion expense	14	12
Transferred to Liabilities held for sale	—	(1)
Balance at end of year	$220	$203